Selected Operating Expenses and Additional Information	12 Months Ended
Dec. 31, 2018
Compensation Related Costs [Abstract]
Selected Operating Expenses and Additional Information
Selected operating expenses and additional information
Personnel expenses for all payroll employees were:

Year ended December 31	2016	2017	2018
(in millions)	EUR	EUR	EUR

Wages and salaries	1,279.6	1,492.8	1,777.9
Social security expenses	103.8	119.6	146.3
Pension and retirement expenses	85.7	100.8	122.0
Share-based payments	47.7	53.1	46.3
Personnel expenses	1,516.8	1,766.3	2,092.5

The average number of payroll employees in FTEs during 2018, 2017 and 2016 was 18,204, 15,136 and 12,852, respectively.
The average number of payroll employees in FTEs in our operations in the Netherlands during 2018, 2017 and 2016 was 8,597, 7,211 and 6,567, respectively. Both increases in 2018 compared to 2017 and in 2017 compared to 2016 in payroll employees (in FTEs) were in line with our business growth.
The total number of payroll and temporary employees as of December 31 in FTEs per sector was:

As of December 31	2016	2017	2018
(in FTE)

Customer Support	4,210	5,051	5,674
SG&A	1,561	1,701	2,260
Manufacturing & Logistics	4,443	5,112	6,046
R&D	6,433	7,352	9,267
Total	16,647	19,216	23,247
Less: Temporary employees	2,656	2,997	3,203
Payroll employees	13,991	16,219	20,044